Fair Value	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value
Fair Value
(a) Fair Value of Financial Instrument Assets
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value by maximizing the use of observable inputs and minimizing the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The level in the hierarchy within which a given fair value measurement falls is determined based on the lowest level input that is significant to the measurement.
The Company determines the appropriate level in the hierarchy for each financial instrument that it measures at fair value. In determining fair value, the Company uses various valuation approaches, including market, income and cost approaches. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1 inputs—Unadjusted, quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
The Company’s financial instruments that it measures at fair value using Level 1 inputs generally include: equities listed on a major exchange and exchange traded derivatives, including futures that are actively traded.

•
Level 2 inputs—Quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in inactive markets and significant directly or indirectly observable inputs, other than quoted prices, used in industry accepted models.

The Company’s financial instruments that it measures at fair value using Level 2 inputs generally include: U.S. government issued bonds; U.S. government sponsored enterprises bonds; U.S. state, territory and municipal entities bonds; non-U.S. sovereign government, supranational and government related bonds; investment grade and high yield corporate bonds; asset-backed securities; mortgage-backed securities; short-term investments; certain common and preferred equities; notes and loans receivable; foreign exchange forward contracts, interest rate swaps and TBAs.

•	Level 3 inputs—Unobservable inputs.
The Company’s financial instruments that it measures at fair value using Level 3 inputs generally include: inactively traded fixed maturities including U.S. state, territory and municipal bonds; special purpose financing asset-backed bonds; unlisted or private equities; certain other mutual fund or exchange traded fund equities; privately placed corporate loans, notes and loans receivable and notes securitizations included in other invested assets; and certain other derivatives, including weather derivatives, longevity insurance-linked securities and total return swaps included in other invested assets.
At December 31, 2018 and 2017, the Company’s financial instruments measured at fair value were classified between Levels 1, 2 and 3 as follows (in thousands of U.S. dollars):

December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,345,008	$—	$2,345,008
U.S. states, territories and municipalities	—	13,695	120,898	134,593
Non-U.S. sovereign government, supranational and government related	—	2,158,642	—	2,158,642
Corporate bonds	—	5,590,208	21,470	5,611,678
Asset-backed securities	—	41,087	17,596	58,683
Residential mortgage-backed securities	—	2,331,230	—	2,331,230
Other mortgage-backed securities	—	11	—	11
Fixed maturities	$—	$12,479,881	$159,964	$12,639,845
Short-term investments(1)	$—	$493,726	$—	$493,726
Equities
Finance	$11,307	$1	$13,710	$25,018
Technology	5,492	—	12,256	17,748
Consumer noncyclical	13,334	—	—	13,334
Consumer cyclical	6,435	—	—	6,435
Industrials	4,797	—	—	4,797
Insurance	1,771	1,189	—	2,960
Communications	1,451	—	—	1,451
Other	799	—	—	799
Mutual funds and exchange traded funds	—	—	621,759	621,759
Equities	$45,386	$1,190	$647,725	$694,301
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$17,820	$—	$17,820
Insurance-linked securities	—	—	2,824	2,824
Total return swaps	—	—	1,697	1,697
Interest rate swaps	—	10	—	10
Other
Corporate loans	—	—	401,702	401,702
Notes and loans receivable and notes securitization	—	—	6,507	6,507
Private equities	—	—	372,710	372,710
Derivative liabilities
Foreign exchange forward contracts	—	(3,673)	—	(3,673)
Total return swaps	—	—	(3,232)	(3,232)
Interest rate swaps	—	(9,194)	—	(9,194)
Insurance-linked securities	—	—	(2,568)	(2,568)
Other invested assets	$—	$4,963	$779,640	$784,603
Total	$45,386	$12,979,760	$1,587,329	$14,612,475

(1)
Short-term investments includes $229 million of available-for-sale securities with readily determinable fair values. These securities were purchased in 2018 and are recorded at fair value, which approximated amortized cost given the short term to maturity of approximately three to four months.

December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Fixed maturities
U.S. government and government sponsored enterprises	$—	$2,205,964	$—	$2,205,964
U.S. states, territories and municipalities	—	561,505	128,806	690,311
Non-U.S. sovereign government, supranational and government related	—	1,750,770	—	1,750,770
Corporate bonds	—	6,128,636	—	6,128,636
Asset-backed securities	—	30,965	20,738	51,703
Residential mortgage-backed securities	—	1,822,725	—	1,822,725
Other mortgage-backed securities	—	4,750	—	4,750
Fixed maturities	$—	$12,505,315	$149,544	$12,654,859
Short-term investments	$—	$4,400	$—	$4,400
Equities
Finance	$11,115	$1	$21,926	$33,042
Industrials	16,534	—	—	16,534
Technology	1,990	—	10,961	12,951
Insurance	—	7,558	—	7,558
Communications	3,215	—	—	3,215
Consumer cyclical	2,170	—	—	2,170
Consumer noncyclical	897	—	—	897
Other	3,493	—	—	3,493
Mutual funds and exchange traded funds	—	—	558,736	558,736
Equities	$39,414	$7,559	$591,623	$638,596
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$8,559	$—	$8,559
Futures contracts	3,367	—	—	3,367
Insurance-linked securities	—	—	11,985	11,985
Total return swaps	—	—	2,505	2,505
TBAs	—	391	—	391
Other
Corporate loans	—	—	205,331	205,331
Notes and loans receivable and notes securitization	—	3,425	108,563	111,988
Private equities	—	—	331,932	331,932
Derivative liabilities
Foreign exchange forward contracts	—	(20,328)	—	(20,328)
Total return swaps	—	—	(3,269)	(3,269)
Interest rate swaps	—	(12,298)	—	(12,298)
TBAs	—	(591)	—	(591)
Other invested assets	$3,367	$(20,842)	$657,047	$639,572
Funds held–directly managed
U.S. government and government sponsored enterprises	$—	$161,023	$—	$161,023
Non-U.S. sovereign government, supranational and government related	—	95,812	—	95,812
Corporate bonds	—	41,090	—	41,090
Other	—	453	2,067	2,520
Funds held–directly managed	$—	$298,378	$2,067	$300,445
Total	$42,781	$12,794,810	$1,400,281	$14,237,872

At December 31, 2018 and 2017, the aggregate carrying amounts of items included in Other invested assets that the Company did not measure at fair value were $704 million and $746 million, respectively, which primarily related to the Company’s investments that are accounted for using the equity method of accounting.
In addition to the investments underlying the funds held–directly managed account held at fair value of $300 million at December 31, 2017, the funds held–directly managed account also included cash and cash equivalents of $74 million and accrued investment income of $3 million carried at fair value. At December 31, 2017, the aggregate carrying amount of items included in the funds held–directly managed account that the Company did not measure at fair value was $47 million, which primarily related to other assets and liabilities held by Colisée Re related to the underlying business, which were carried at cost prior to the funds being settled in 2018 (see Note 5).
At December 31, 2018 and 2017, the carrying value of accrued investment income approximated fair value due to its short-term nature.
During the year ended December 31, 2018, a corporate longevity bond valued at $25 million was transferred from Level 2 to Level 3 due to the lack of multiple independent pricing services (see in table below). Transfers into Level 3 also included four private equity securities valued at $31 million that were previously held at cost and were measured to fair value upon adoption of new accounting guidance described in Note 2(r). During the years ended December 31, 2018 and 2017, there were no transfers between Level 1 and Level 2.
Disclosures about the fair value of financial instruments that the Company does not measure at fair value exclude insurance contracts and certain other financial instruments. At December 31, 2018 and 2017, the fair values of financial instrument assets recorded in the Consolidated Balance Sheets not described above approximate their carrying values.
The reconciliations of the beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs for the years ended December 31, 2018 and 2017, were as follows (in thousands of U.S. dollars):

For the year ended December 31, 2018	Balance at beginning of year	Realized and unrealized investment (losses) gains included in net income	Purchases and issuances (1)	Settlements and sales (2)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized investment (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$128,806	$(4,417)	$—	$(3,491)	$—	$120,898	$(4,320)
Asset-backed securities	20,738	(2,552)	—	(590)	—	17,596	(2,552)
Corporate	—	(139)	—	(3,745)	25,354	21,470	(139)
Fixed maturities	$149,544	$(7,108)	$—	$(7,826)	$25,354	$159,964	$(7,011)
Equities
Finance	$21,926	$5,065	$—	$(13,281)	$—	$13,710	$(3,544)
Technology	10,961	1,295	—	—	—	12,256	1,295
Mutual funds and exchanged traded funds	558,736	10,996	55,027	(3,000)	—	621,759	10,996
Equities	$591,623	$17,356	$55,027	$(16,281)	$—	$647,725	$8,747
Other invested assets
Derivatives, net	$11,221	$5,038	$(1,623)	$(15,915)	$—	$(1,279)	$372
Corporate loans	205,331	(21,522)	367,975	(150,082)	—	401,702	(20,823)
Notes and loan receivables and notes securitization	108,563	(4,054)	—	(98,002)	—	6,507	(3,884)
Private equities	331,932	(12,422)	55,114	(32,994)	31,080	372,710	(15,048)
Other invested assets	$657,047	$(32,960)	$421,466	$(296,993)	$31,080	$779,640	$(39,383)
Funds held–directly managed	$2,067	$238	$268	$(2,573)	$—	$—	$—
Total	$1,400,281	$(22,474)	$476,761	$(323,673)	$56,434	$1,587,329	$(37,647)

(1)	Purchases and issuances of derivatives include issuances of $2 million.

(2)
Settlements and sales of Equities, Other invested assets, and Funds held–directly managed include sales of $16 million, $248 million and $3 million, respectively. Sales of Other invested assets of $248 million included sales of derivatives of $16 million, corporate loans of $107 million, notes and loan receivables and notes securitization of $96 million, and private equities of $29 million.

For the year ended December 31, 2017	Balance at beginning of year	Realized and unrealized investment gains (losses) included in net income	Purchases and issuances (1)	Settlements and sales (2)	Net transfers into (out of) Level 3	Balance at end of year	Change in unrealized investment gains (losses) relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$123,827	$5,804	$—	$(825)	$—	$128,806	$5,804
Asset-backed securities	99,351	3,300	1,360	(83,273)	—	20,738	1,316
Fixed maturities	$223,178	$9,104	$1,360	$(84,098)	$—	$149,544	$7,120
Equities
Finance	$20,934	$992	$—	$—	$—	$21,926	$992
Technology	9,800	1,611	—	(450)	—	10,961	1,611
Mutual funds and exchanged traded funds	153	51,476	507,250	(143)	—	558,736	51,486
Equities	$30,887	$54,079	$507,250	$(593)	$—	$591,623	$54,089
Other invested assets
Derivatives, net	$8,805	$5,977	$1,793	$(5,354)	$—	$11,221	$3,231
Corporate loans	—	(709)	206,700	(660)	—	205,331	(695)
Notes and loans receivable and notes securitization	141,693	2,744	2,040	(37,914)	—	108,563	6,977
Private equities	305,729	29,942	17,572	(21,311)	—	331,932	27,533
Other invested assets	$456,227	$37,954	$228,105	$(65,239)	$—	$657,047	$37,046
Funds held–directly managed	$4,540	$(516)	$495	$(2,452)	$—	$2,067	$(629)
Total	$714,832	$100,621	$737,210	$(152,382)	$—	$1,400,281	$97,626

(1)	Purchases and issuances of derivatives include issuances of $2 million.

(2)	Settlements and sales of equities include sales of $1 million.

The significant unobservable inputs used in the valuation of financial instruments measured at fair value using Level 3 inputs at December 31, 2018 and 2017 were as follows (fair value in thousands of U.S. dollars):

December 31, 2018	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average)
Fixed maturities
U.S. states, territories and municipalities	$120,898	Discounted cash flow	Credit spreads	0.2% – 10.2% (4.3%)
Asset backed securities	17,596	Discounted cash flow	Credit spreads	6.7% (6.7%)
Equities
Finance(1)	13,710	Lag reported market value	Transaction price	12.0 (12.0)
Technology	12,256	Reported market value	Tangible book value multiple	1.0 (1.0)
Other invested assets
Total return swaps, net	(1,535)	Discounted cash flow	Credit spreads	2.5% – 23.0% (16.0%)
Insurance-linked securities – longevity swaps	2,824	Discounted cash flow	Credit spreads	2.6% (2.6%)
Insurance-linked securities – pandemic swaps	(1,301)	Discounted cash flow	Credit spreads	27.3% (27.3%)
Insurance-linked securities – weather index swap	(1,267)	Proprietary option model	Index value (temperature)	80.7 – 3,293.8 (175.3)
Notes and loans receivable	2,660	Discounted cash flow	Credit spreads	41.5% – 41.9% (41.5%)
Notes and loans receivable	2,688	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue/fair value	1.1 (1.1)
Note securitization	1,159	Discounted cash flow	Credit spreads	0.8% (0.8%)
Private equity - direct	1,889	Weighted market comparables	Revenue multiple	1.1 (1.1)
			Adjusted earnings multiple	9.8 (9.8)
			Liquidity discount	30% (30%)
Private equity funds	14,438	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	-6.5% (-6.5%)
Private equity - other	19,997	Discounted cash flow	Effective yield	4.1% (4.1%)

(1) During the year, the Company sold a portion of its investment and used the arm's length transaction price as an estimate of the fair value of the remaining holdings. This change was not considered material to the Company's financial position or results of operations.

December 31, 2017	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average)
Fixed maturities
U.S. states, territories and municipalities	$128,806	Discounted cash flow	Credit spreads	0.2% – 10.2% (4.7%)
Asset backed securities	20,738	Discounted cash flow	Credit spreads	4.7% (4.7%)
Equities
Finance	21,926	Weighted market comparables	Net income multiple	16.7 (16.7)
			Tangible book value multiple	2.0 (2.0)
			Liquidity discount	25.0% (25.0%)
			Comparable return	4.1% (4.1%)
Technology	10,961	Reported market value	Tangible book value multiple	1.0 (1.0)
Other invested assets
Total return swaps, net	(764)	Discounted cash flow	Credit spreads	2.4% – 30.8% (18.5%)
Insurance-linked securities – longevity swaps	11,962	Discounted cash flow	Credit spreads	1.7% (1.7%)
Notes and loans receivable	102,907	Discounted cash flow	Credit spreads	3.9% – 39.3% (6.1%)
Notes and loans receivable	4,265	Discounted cash flow	Credit spreads	17.5% (17.5%)
			Gross revenue to fair value ratios	1.1 (1.1)
Note securitization	1,391	Discounted cash flow	Credit spreads	1.5% (1.5%)
Private equity - direct	3,011	Discounted cash flow and market multiples	Tangible book value multiple	0.8 (0.8)
			Recoverability of intangible assets	0% (0%)
Private equity funds	12,559	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	-0.7% (-0.7%)
Private equity - other	24,241	Discounted cash flow	Effective yield	3.8% (3.8%)
Funds held–directly managed
Other invested assets	2,067	Reported market value	Net asset value, as reported	100.0% (100.0%)
			Market adjustments	0% (0%)

The tables above do not include financial instruments that are measured using unobservable inputs (Level 3) where the unobservable inputs were obtained from external sources and used without adjustment. These financial instruments include corporate bonds (included within Fixed maturities), mutual fund and exchange traded funds investments (included within Equities), certain private equity funds (private equities included within Other invested assets), privately placed corporate loans (included within Other invested assets) and certain derivatives (included within Other invested assets).
The Company has established a Valuation Committee which is responsible for determining the Company’s invested asset valuation procedures, reviewing significant changes in the fair value measurements of securities classified as Level 3 and ensuring that there is an appropriate independent peer analysis, on at least an annual basis, on the fair value measurements of significant securities that are classified as Level 3. The Valuation Committee is comprised of members of the Company’s senior management team.
Changes in the fair value of the Company’s financial instruments subject to the fair value option during the years ended December 31, 2018, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	2018	2017	2016
Fixed maturities and short-term investments	$(150,926)	$124,033	$(90,334)
Equities	2,791	60,460	(14,850)
Other invested assets	(12,987)	28,144	11,066
Funds held–directly managed	(6,484)	(5,612)	(721)
Total	$(167,606)	$207,025	$(94,839)

Substantially all of the above changes in fair value are included in the Consolidated Statements of Operations under the caption Net realized and unrealized investment (losses) gains. The change in the fair value of Other invested assets subject to the fair value option does not include certain derivatives.
The following methods and assumptions were used by the Company in estimating the fair value of each class of financial instrument recorded in the Consolidated Balance Sheets. There have been no material changes in the Company’s valuation techniques during the periods presented.
Fixed maturities

•
U.S. government and government sponsored enterprises—consists primarily of bonds issued by the U.S. Treasury and corporate debt securities issued by government sponsored enterprises and federally owned or established corporations. These securities are generally priced by independent pricing services. The independent pricing services may use actual transaction prices for securities that have been actively traded. For securities that have not been actively traded, each pricing source has its own proprietary method to determine the fair value, which may incorporate option adjusted spreads (OAS), interest rate data and market news. The Company generally classifies these securities in Level 2.

•
U.S. states, territories and municipalities—consists primarily of bonds issued by U.S. states, territories and municipalities and the Federal Home Loan Mortgage Corporation. These securities are generally priced by independent pricing services using the techniques described for U.S. government and government sponsored enterprises above. The Company generally classifies these securities in Level 2. Certain of the bonds that are issued by municipal housing authorities and the Federal Home Loan Mortgage Corporation are not actively traded and are priced based on internal models using unobservable inputs (credit spreads). Accordingly, the Company classifies these securities in Level 3. A significant increase (decrease) in credit spreads in isolation could result in a significantly lower (higher) fair value measurement.

•
Non-U.S. sovereign government, supranational and government related—consists primarily of bonds issued by non-U.S. national governments and their agencies, non-U.S. regional governments and supranational organizations. These securities are generally priced by independent pricing services using the techniques described for U.S. government and government sponsored enterprises above. The Company generally classifies these securities in Level 2.

•
Corporate—consists primarily of bonds issued by U.S. and foreign corporations covering a variety of industries and issuing countries. Corporate securities also include real estate investment trusts, catastrophe bonds, longevity and mortality bonds and government guarantee corporate debt. These securities are generally priced by independent pricing services and brokers. The pricing provider incorporates information including credit spreads, interest rate data and market news into the valuation of each security. The Company generally classifies these securities in Level 2. When a corporate security is inactively traded or the valuation model uses unobservable inputs, the Company classifies the security in Level 3.

•
Asset-backed securities—primarily consists of bonds issued by U.S. and foreign corporations that are predominantly backed by student loans, automobile loans, credit card receivables, equipment leases, and special purpose financing. With the exception of special purpose financing securities, these asset-backed securities are generally priced by independent pricing services and brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. The Company generally classifies these securities in Level 2. Special purpose financing securities are generally inactively traded and are priced based on valuation models using unobservable inputs (credit spreads). The Company generally classifies these securities in Level 3. A significant increase (decrease) in credit spreads in isolation could result in a significantly lower (higher) fair value measurement.

•
Residential mortgage-backed securities—primarily consists of bonds issued by the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, as well as private, non-agency issuers. These residential mortgage-backed securities are generally priced by independent pricing services and brokers. When current market trades are not available, the pricing provider or the Company will employ proprietary models with observable inputs including other trade information, prepayment speeds, yield curves and credit spreads. The Company generally classifies these securities in Level 2.

•
Other mortgage-backed securities—primarily consists of commercial mortgage-backed securities. These securities are generally priced by independent pricing services and brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. The Company generally classifies these securities in Level 2.

In general, the methods employed by the independent pricing services to determine the fair value of the securities that have not been actively traded primarily involve the use of “matrix pricing” in which the independent pricing source applies the credit spread for a comparable security that has traded recently to the current yield curve to determine a reasonable fair value. The Company generally uses one pricing source per security and uses a pricing service ranking to consistently select the most appropriate pricing service in instances where it receives multiple quotes on the same security. When fair values are unavailable from these independent pricing sources, quotes are obtained directly from broker-dealers who are active in the corresponding markets. Most of the Company’s fixed maturities are priced from the pricing services or dealer quotes. The Company will typically not make adjustments to prices received from pricing services or dealer quotes; however, in instances where the quoted external price for a security uses significant unobservable inputs, the Company will classify that security as Level 3. The methods used to develop and substantiate the unobservable inputs used are based on the Company’s valuation policy and are dependent upon the facts and circumstances surrounding the individual investments which are generally transaction specific. The Company’s inactively traded fixed maturities are classified as Level 3. For all fixed maturity investments, the bid price is used for estimating fair value.
To validate prices, the Company compares the fair value estimates to its knowledge of the current market and will investigate prices that it considers not to be representative of fair value. The Company also reviews an internally generated fixed maturity price validation report which converts prices received for fixed maturity investments from the independent pricing sources and from broker-dealers quotes and plots OAS and duration on a sector and rating basis. The OAS is calculated using established algorithms developed by an independent risk analytics platform vendor. The OAS on the fixed maturity price validation report are compared for securities in a similar sector and having a similar rating, and outliers are identified and investigated for price reasonableness. In addition, the Company completes quantitative analyses to compare the performance of each fixed maturity investment portfolio to the performance of an appropriate benchmark, with significant differences identified and investigated.
Short-term investments
Short-term investments are valued in a manner similar to the Company’s fixed maturity investments and are generally classified in Level 2. Short-term investments at December 31, 2018 includes investments in foreign currency denominated bonds issued by a foreign government with durations to maturity of three to four months, as discussed in footnote (1) to the fair value table above. See also Notes 2(f) and 2(n) for further details.
Equities
Equity securities include U.S. and foreign common and preferred stocks, real estate investment trusts, mutual funds and exchange traded funds. Equities, real estate investment trusts and exchange traded funds are generally classified in Level 1 as the Company uses prices received from independent pricing sources based on quoted prices in active markets. Equities classified as Level 2 are generally mutual funds invested in fixed income securities, where the net asset value of the fund is provided on a daily basis, and certain common and preferred equities. Equities classified as Level 3 are generally mutual funds invested in securities other than the common stock of publicly traded companies, where the net asset value is not provided on a daily basis, and inactively traded common stocks. The significant unobservable inputs used in the fair value measurement of inactively traded common stocks classified as Level 3 include market return information, weighted using management’s judgment, from comparable selected publicly traded companies in the same industry, in a similar region and of a similar size, including transactional prices, net income multiples, tangible book value multiples, comparable returns, revenue multiples, adjusted earnings multiples and projected return on equity ratios. Significant increases (decreases) in any of these inputs could result in a significantly higher (lower) fair value measurement. Significant unobservable inputs used in measuring the fair value measurement of inactively traded common stocks also include a liquidity discount. A significant increase (decrease) in the liquidity discount could result in a significantly lower (higher) fair value measurement.
To validate prices, the Company completes quantitative analyses to compare the performance of each equity investment portfolio to the performance of an appropriate benchmark, with significant differences identified and investigated.
Other invested assets
The Company’s exchange traded derivatives, such as futures, are generally classified as Level 1 as their fair values are quoted prices in active markets. The Company’s foreign exchange forward contracts, foreign currency option contracts, interest rate swaps and TBAs are generally classified as Level 2 within the fair value hierarchy and are priced by independent pricing services.
Included in the Company’s Level 3 classification, in general, are certain derivatives, including weather derivative insurance-linked securities and total return swaps; corporate loans; notes and loans receivable and notes securitizations; and private equities. For Level 3 instruments, the Company will generally (i) receive a price based on a manager’s or trustee’s valuation for the asset; (ii) develop an internal discounted cash flow model to measure fair value; or (iii) use market return information, adjusted if necessary and weighted using management’s judgment, from comparable selected publicly traded equity funds in a similar region and of a similar size. Where the Company receives prices from the manager or trustee, these prices are based on the manager’s or trustee’s estimate of fair value for the assets and are generally audited on an annual basis. Where the Company develops its own discounted cash flow models, the inputs will be specific to the asset in question, based on appropriate historical information, adjusted as necessary, and using appropriate discount rates. The significant unobservable inputs used in the fair value measurement of other invested assets classified as Level 3 include variation in regional temperatures, credit spreads, gross revenue to fair value ratios, net income multiples, effective yields, tangible book value multiples and other valuation ratios. Significant increases (decreases) in any of these inputs in isolation could result in a significantly lower (higher) fair value measurement. Significant unobservable inputs used in the fair value measurement of other invested assets classified as Level 3 also include an assessment of the recoverability of intangible assets and market return information, weighted using management’s judgment, from comparable selected publicly traded companies in the same industry, in a similar region and of a similar size. Significant increases (decreases) in these inputs in isolation could result in a significantly higher (lower) fair value measurement. As part of the Company’s modeling to determine the fair value of an investment, the Company considers counterparty credit risk as an input to the model, however, the majority of the Company’s counterparties are investment grade rated institutions and the failure of any one counterparty would not have a significant impact on the Company’s consolidated financial statements.
To validate prices, the Company will compare them to benchmarks, where appropriate, or to the business results generally within that asset class and specifically to those particular assets.
Funds held–directly managed
The segregated investment portfolio underlying the funds held–directly managed account was fair valued, and prices validated, on a basis consistent with the methods described above. The funds held–directly managed account was settled prior to December 31, 2018 as a result of a commutation of the related business (see Note 5).
(b) Fair Value of Financial Instrument Liabilities
At December 31, 2018 and 2017, the carrying values of financial instrument liabilities recorded in the Consolidated Balance Sheets approximate their fair values, with the exception of the long-term debt related to senior notes and capital efficient notes (CENts). The fair value of the debt related to senior notes as of December 31, 2018 and 2017 was calculated based on discounted cash flow models using observable market yields and contractual cash flows based on the aggregate principal amount outstanding. The fair value of the debt related to CENts as of December 31, 2018 was calculated based on market data valuation models using observable inputs based on the aggregate principal amount outstanding of the intercompany debt.
See Note 10 for further details related to the Company's debt, including the carrying values and fair values.
At December 31, 2018 and 2017, the Company’s debt related to the senior notes and CENts was classified as Level 2 in the fair value hierarchy.
Disclosures about the fair value of financial instrument liabilities exclude insurance contracts and certain other financial instruments.